Financial Instruments - Sensitivity Analysis of Exchange Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
10% strengthening of USD against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Effect of exchange rate changes	$ (15,152)	$ (12,863)